COSTS AND EXPENSES BY NATURE	12 Months Ended
Dec. 31, 2017
Material income and expense [abstract]
COSTS AND EXPENSES BY NATURE

NOTE 27 - COSTS AND EXPENSES BY NATURE

(a)	Costs and operating expenses

The main operating costs and administrative expenses are detailed below:

	For the periods ended
	December 31,
	2017	2016	2015
	ThUS$	ThUS$	ThUS$

Aircraft fuel	2,318,816	2,056,643	2,651,067
Other rentals and landing fees	1,172,129	1,077,407	1,109,826
Aircraft rentals	579,551	568,979	525,134
Aircraft maintenance	430,825	366,153	437,235
Comissions	252,474	269,296	302,774
Passenger services	288,662	286,621	295,439
Other operating expenses	1,381,546	1,424,595	1,293,320
Total	6,424,003	6,049,694	6,614,795

(b)	Depreciation and amortization

Depreciation and amortization are detailed below:

	For the period ended
	December 31,
	2017	2016	2015
	ThUS$	ThUS$	ThUS$

Depreciation (*)	943,215	910,071	897,670
Amortization	58,410	50,257	36,736
Total	1,001,625	960,328	934,406

(*) Include the depreciation of Property, plant and equipment and the maintenance cost of aircraft held under operating leases. The amount of maintenance cost included within the depreciation line item at December 31, 2017 is ThUS$ 359,940 and ThUS$ 345,651 for the same period of 2016.

(c)	Personnel expenses

The costs for personnel expenses are disclosed in Note 23 liability for employee benefits.

(d)	Financial costs

The detail of financial costs is as follows:

	For the period ended
	December 31,
	2017	2016	2015
	ThUS$	ThUS$	ThUS$

Bank loan interest	347,551	352,405	331,511
Financial leases	37,522	32,573	42,855
Other financial instruments	8,213	31,358	38,991
Total	393,286	416,336	413,357

Costs and expenses by nature presented in this note plus the Employee expenses disclosed in Note 23, are equivalent to the sum of cost of sales, distribution costs, administrative expenses, other expenses and financing costs presented in the consolidated statement of income by function.